Investments in subsidiaries (Subsidiaries acquired through establishment or investment) (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares		Dec. 31, 2018 SGD ($) shares
Huaneng International Power Fuel Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Wholesale of coal
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanghai Shidongkou Power Generation Limited Liability Company ("Shidongkou Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[1]
Type of interest held	held directly	[1]
Registered capital	¥ 1,179,000,000	[1]
Business nature and scope of operations	Power generation	[1]
Percentage of equity interest held, Interest	50.00%	[1]
Percentage of equity interest held, Voting	100.00%	[1]
Huaneng Nantong Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 798,000,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Yingkou Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 844,030,000
Business nature and scope of operations	Production and sales of electricity and heat sale of coal ash and lime
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hunan Xiangqi Hydropower Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 328,000,000
Business nature and scope of operations	Construction, operation and management of hydropower plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 960,000,000
Business nature and scope of operations	Construction, operation and management of electricity projects; development and utilization of clean energy resources
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Kangbao Wind Power Utilization Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 407,200,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects; solar power generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiuquan Wind Power Generation Co., Ltd. ("Jiuquan Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 2,610,000,000
Business nature and scope of operations	Construction, operation and management of wind power generation and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rudong Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 90,380,000
Business nature and scope of operations	Operation, management of wind power generation projects
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Guangdong Haimen Port Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 331,400,000
Business nature and scope of operations	Loading, warehousing and conveying services, providing facility services and water transportation services
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Taicang Port Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Port provision, cargo loading and storage
Percentage of equity interest held, Interest	85.00%
Percentage of equity interest held, Voting	85.00%
Huaneng Taicang Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 867,996,200
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	75.00%
Percentage of equity interest held, Voting	75.00%
Huaneng Huaiyin II Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 930,870,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	63.64%
Percentage of equity interest held, Voting	63.64%
Huaneng Xindian Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 465,600,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	95.00%
Percentage of equity interest held, Voting	95.00%
Huaneng Shanghai Combined Cycle Power Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 699,700,000
Business nature and scope of operations	Power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Yumen Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 719,170,000
Business nature and scope of operations	Construction, operation and management of wind power generation and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Qingdao Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 214,879,000
Business nature and scope of operations	Construction, operation and management of co-generation power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Tongxiang Combined Cycle Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 300,000,000
Business nature and scope of operations	Production and sales of electricity and heat; investment in combined cycle co-generation industries
Percentage of equity interest held, Interest	95.00%
Percentage of equity interest held, Voting	95.00%
Huaneng Shantou Haimen Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,508,000,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Chongqing Liangjiang Power Generation Limited Liability Company ("Liangjiang Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 726,600,000
Business nature and scope of operations	Construction, operation and management of natural gas power plants and related projects
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Chongqing Huaqing Energy Co., Ltd. ("Huaqing Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[2]
Type of interest held	held indirectly	[2]
Registered capital	¥ 44,420,000	[2]
Business nature and scope of operations	Providing thermal energy and cold energy services; supplying electricity	[2]
Percentage of equity interest held, Interest	54.00%	[2]
Percentage of equity interest held, Voting	60.00%	[2]
Huaneng Yunnan Fuyuan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 157,290,000
Business nature and scope of operations	Wind power project investment, management and sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guizhou Panzhou State City Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 188,180,000
Business nature and scope of operations	Construction and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangxi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 5,000,000
Business nature and scope of operations	Power generation and supply, development, management and construction of clean
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nanjing Combined Cycle Co-generation Co., Ltd. ("Nanjing Combined Cycle Co-generation") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[3]
Type of interest held	held directly	[3]
Registered capital	¥ 938,350,000	[3]
Business nature and scope of operations	Construction, operation and management of power plants and energy projects	[3]
Percentage of equity interest held, Interest	57.39%	[3]
Percentage of equity interest held, Voting	93.90%	[3]
Huaneng Hunan Subaoding Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 266,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Suixian Jieshan Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 182,500,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Taiyuan Dongshan Combined Cycle Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Construction and operation of thermal heating network, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Xuzhou Tongshan Wind Power Generation Co., Ltd. ("Tongshan Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 287,951,400
Business nature and scope of operations	Wind power generation, electricity engineering design services, maintenance of power supply and control facilities, solar energy power generation
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Nanjing Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 300,000,000
Business nature and scope of operations	Construction and operation of power plants, thermal heating services
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Hunan Guidong Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 140,000,000
Business nature and scope of operations	Investment, construction, operation and management of electricity projects; development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nanjing Luhe Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 63,800,000
Business nature and scope of operations	Investment, construction, operation, management of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Luoyuan Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,000,000,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Lingang (Tianjin) Gas Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 332,000,000
Business nature and scope of operations	Power generation and supply
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Lingang (Tianjin) Heat Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 5,000,000
Business nature and scope of operations	Providing thermal energy and cold energy services, supplying steam and hot water (except portable water), plumbing pipe installation and repair, energy engineering construction
Percentage of equity interest held, Interest	66.00%
Percentage of equity interest held, Voting	66.00%
Huaneng Anhui Huaining Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 122,000,000
Business nature and scope of operations	Investment, construction and operation of electricity projects, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Mianchi Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 570,000,000
Business nature and scope of operations	Construction, operation and management of coal-fired plants and related projects
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 352,020,000
Business nature and scope of operations	Power generation and supply, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Nanjing Xingang Comprehensive Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Thermal generation and supply, power distribution and sales
Percentage of equity interest held, Interest	65.00%
Percentage of equity interest held, Voting	65.00%
Huaneng Changxing Photovoltaic Power Generation Limited Liability Company ("Changxing Photovoltaic Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 26,000,000
Business nature and scope of operations	Construction and operation of distributed photovoltaic power generation plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Rudong Baxianjiao Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,629,338,700
Business nature and scope of operations	Infrastructure construction of wind power plants
Percentage of equity interest held, Interest	70.00%
Percentage of equity interest held, Voting	70.00%
Huaneng Guilin Gas Distributed Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 267,450,000
Business nature and scope of operations	Construction, operation and management of power plants thermal management
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng (Dalian) Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 575,291,769
Business nature and scope of operations	Construction, operation and management of co-generation power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhongxiang Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 240,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guanyun Co-generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 15,000,000
Business nature and scope of operations	Construction, operation and management of co-generation power plants, heating network and expansion engineering
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng International Power Hong Kong Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Hong Kong
Type of interest held	held directly
Registered capital | shares	100,000		100,000
Business nature and scope of operations	Development, construction management and operation of power supply, coal projects; related investment and financing businesses
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Tuas Power Generation Pte. Ltd. ("TPG") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	held indirectly
Registered capital | $			$ 1,183,000,001
Business nature and scope of operations	Power generation and related by-products, derivatives, developing power supply resources, operating electricity and power sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TP Utilities Pte. Ltd. ("TPU") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	held indirectly
Registered capital | $			255,500,001
Business nature and scope of operations	Provision of energy, power supply, thermal supply, management of industrial water and waste
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
TP-STM Water Resources Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore
Type of interest held	held indirectly
Registered capital | $			4,500,000
Business nature and scope of operations	Providing desalinated water
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
TP-STM Water Services Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	Singapore	[4]
Type of interest held	held indirectly	[4]
Registered capital | $			$ 21,000	[4]
Business nature and scope of operations	Providing desalinated water	[4]
Percentage of equity interest held, Interest	60.00%	[4]
Percentage of equity interest held, Voting	60.00%	[4]
Huaneng Shanxi Taihang Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,086,440,000
Business nature and scope of operations	Pre-services related to coal-fired generation
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Mianchi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Wind Power generation, new energy development and utilization
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhuolu Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 78,878,100
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Tongwei Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 248,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yizheng Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Wind power plants design, construction, management and maintenance
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yancheng Dafeng New Energy Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 5,000,000
Business nature and scope of operations	Construction, operation and management of wind power, photovoltaic power plant
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanyin Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 1,573,000,000
Business nature and scope of operations	Construction, operation and management of power plants and related projects
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Wafangdian Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 50,000,000
Business nature and scope of operations	Construction, operation and management of wind power generation and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangsu Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Purchase and sales of electricity and thermal energy, water supply services, construction and operation of electricity distribution network and heating pipe network
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Liaoning Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Sales of electricity, thermal energy and circulating hot water
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangdong Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Power and thermal energy supply, energy conservation technology service, transmission and substation projects contracting
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Suizhou Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 96,020,000
Business nature and scope of operations	Construction, operation and management of power plants, production and sales of electricity and heating
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Changle Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Construction, operation and management of photovoltaic power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Longyan Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Construction, operation and management of wind power plants and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Dandong Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 17,720,000
Business nature and scope of operations	Investment, construction operation and management of electricity projects, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Dongguan Combined Cycle Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 50,000,000
Business nature and scope of operations	Investment of electricity projects, thermal power generation and supply, investment in heating pipe network, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Fengjie Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 183,900,000
Business nature and scope of operations	Electricity production and supply; development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jingxing Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 100,000
Business nature and scope of operations	Investment, construction and management of photovoltaic power plants
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Electricity supply and sales, investment, construction, operation and repair of regional transmission and distribution network
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Operation of natural gas, electric energy and thermal energy products sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chongqing Luohuang Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sales and supply of electricity, sales of thermal products
Percentage of equity interest held, Interest	90.00%
Percentage of equity interest held, Voting	90.00%
Huaneng Chongqing Tongliang Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Operation of natural gas, sales of electricity supply, sales of thermal products
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Hunan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Electricity and thermal energy products sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiangxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction, operation and management of heating and power supply facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hebei Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction, installation, maintenance and repair of heating and power supply facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Henan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sales of electricity, heating, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Handan Heating Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 100,000,000
Business nature and scope of operations	Construction, operation and maintenance of heating sources and pipe network
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Huzhou Development Zone) Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Photovoltaic power generation; power supply, purchase and sales
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Fujian Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sales of electricity, heating, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hubei Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sales of electricity, heating, gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Sanming) Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 500,000
Business nature and scope of operations	Construction, operation and management of wind power, photovoltaic power station and related projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Yueyang Xingang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 16,000,000
Business nature and scope of operations	Construction, operation and management of electricity projects, development and utilization of clean energy
Percentage of equity interest held, Interest	60.00%
Percentage of equity interest held, Voting	60.00%
Huaneng Shanghai Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Power supply (except construction and operation of electricity network), technology services in energy conservation and environmental protection
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Anhui Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Sales of electricity, heating gas and other energy products
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Shanghai) Power Maintenance Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 200,000,000
Business nature and scope of operations	Contracting installation and repair of electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guanyun Clean Energy Power Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 26,000,000
Business nature and scope of operations	Sales of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jianchang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Chaoyang Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, development and utilization of clean energy resources
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng (Luoyuan) Port Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 169,710,000
Business nature and scope of operations	Port management, investment and development
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shijiazhuang Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 60,000,000
Business nature and scope of operations	Production and supply of heating, purchase and sales of electricity
Percentage of equity interest held, Interest	66.60%
Percentage of equity interest held, Voting	66.60%
Huaneng Jiangyin Combined Cycle Co-generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 600,000,000
Business nature and scope of operations	Production and supply of electricity, production and supply of heating
Percentage of equity interest held, Interest	51.00%
Percentage of equity interest held, Voting	51.00%
Huaneng Anyang Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, production and supply of heating
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shanxi Comprehensive Energy Limited Liability Company ("Shanxi Comprehensive Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 120,000,000
Business nature and scope of operations	Production and supply of electricity, production and supply of heating
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhanhua Photovoltaic Power Generation Limited Company ("Zhanhua Photovoltaic Company") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[5]
Type of interest held	held indirectly	[5]
Registered capital	¥ 145,790,000	[5]
Business nature and scope of operations	Photovoltaic power generation	[5]
Percentage of equity interest held, Interest	46.40%	[5]
Percentage of equity interest held, Voting	58.00%	[5]
Huaneng Weishan New Energy Limited Company ("Weishan New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[5]
Type of interest held	held indirectly	[5]
Registered capital	¥ 167,000,000	[5]
Business nature and scope of operations	Investment, production and sales of new energy power generation projects	[5]
Percentage of equity interest held, Interest	40.00%	[5]
Percentage of equity interest held, Voting	100.00%	[5]
Huaneng Ruyi (Helan) New Energy Limited Company ("Helan New Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[5]
Type of interest held	held indirectly	[5]
Registered capital	¥ 19,000,000	[5]
Business nature and scope of operations	Photovoltaic power generation	[5]
Percentage of equity interest held, Interest	40.00%	[5]
Percentage of equity interest held, Voting	100.00%	[5]
Huaneng Dezhou New Energy Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[5]
Type of interest held	held indirectly	[5]
Registered capital	¥ 3,100,000	[5]
Business nature and scope of operations	Photovoltaic power generation, wind power generation, biomass power generation	[5]
Percentage of equity interest held, Interest	80.00%	[5]
Percentage of equity interest held, Voting	100.00%	[5]
Zhaodong Huaneng Dechang Solar Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 30,810,000
Business nature and scope of operations	Solar energy generation and technology promotion, repair electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Daqing Huaneng Shuangyu Solar Power Generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 80,796,000
Business nature and scope of operations	Solar energy generation
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Mingguang Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity; investment, construction, operation and management of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangxi Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Power supply, contracting installation and repair of electricity facilities
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Ruzhou Clean Energy Limited Liability Company ("Ruzhou Clean Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[6]
Type of interest held	held directly	[6]
Registered capital	¥ 80,000,000	[6]
Business nature and scope of operations	Production and supply of electricity projects, investment, construction and operation of electricity projects	[6]
Percentage of equity interest held, Interest	95.00%	[6]
Percentage of equity interest held, Voting	100.00%	[6]
Huaneng Hunan Lianping Wind Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 173,920,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	80.00%
Percentage of equity interest held, Voting	80.00%
Huaneng Abagaqi Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 100,000
Business nature and scope of operations	Production, supply and sales of electricity and thermal energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Jiashan Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Zhejiang Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 210,000,000
Business nature and scope of operations	New energy technology development, technology consulting, transferring of results
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guangdong Shantou Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity and thermal energy
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Shantou Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 100,000
Business nature and scope of operations	Production and supply of electricity
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Guigang Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Changxing Jiapu Photovoltaic Power Generation Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held directly
Registered capital	¥ 10,000,000
Business nature and scope of operations	Production and supply of electricity, investment in electricity projects
Percentage of equity interest held, Interest	100.00%
Percentage of equity interest held, Voting	100.00%
Huaneng Hainan Energy Sales Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 210,000,000
Business nature and scope of operations	Construction and operation of heat and power supply facilities,operation of heat resources, heat network and power supply facilities
Percentage of equity interest held, Interest	91.80%
Percentage of equity interest held, Voting	91.80%
Huaneng Yangpu Co-generation Limited Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC
Type of interest held	held indirectly
Registered capital	¥ 802,222,000
Business nature and scope of operations	Investment, construction, operation and management of electricity projects and heat pipe network
Percentage of equity interest held, Interest	82.62%
Percentage of equity interest held, Voting	82.62%
Huaneng Zhejiang Pinghu Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 2,200,000,000	[4]
Business nature and scope of operations	Production and supply of electricity, investment, construction	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Liaoning Clean Energy Limited Liability Company ("Liaoning Clean Energy") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 170,000,000	[4]
Business nature and scope of operations	Technology development technical advice services for clean energy	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Jiangsu Huaneng Zhongyang New Energy Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 28,000,000	[4]
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects	[4]
Percentage of equity interest held, Interest	75.00%	[4]
Percentage of equity interest held, Voting	75.00%	[4]
Huaneng Henan Puyang Clean Energy Limited Liability Company [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 10,000,000	[4]
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Guizhou Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 210,000,000	[4]
Business nature and scope of operations	Sales of electricity, heat and gas	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Guangdong Shantou Offshore Wind Power Generation Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 10,000,000	[4]
Business nature and scope of operations	Investment and development of wind energy and new energy	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Jiyuan Huaneng Energy Sales Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 20,000,000	[4]
Business nature and scope of operations	Sales of electricity, heat and gas	[4]
Percentage of equity interest held, Interest	51.00%	[4]
Percentage of equity interest held, Voting	51.00%	[4]
Huaneng Zhenlai Photovoltaic Power Generation Co., Ltd. ("Zhenlai Photovoltaic Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4],[7]
Type of interest held	held indirectly	[4],[7]
Registered capital	¥ 29,958,660	[4],[7]
Business nature and scope of operations	Investment, construction, production, operation and overhaul of photovoltaic power generation projects	[4],[7]
Percentage of equity interest held, Interest	50.00%	[4],[7]
Percentage of equity interest held, Voting	100.00%	[4],[7]
Huaneng Yushe Poverty Relief Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 14,760,000	[4]
Business nature and scope of operations	Construction, operation and management of photovoltaic power generation and new energy projects	[4]
Percentage of equity interest held, Interest	90.00%	[4]
Percentage of equity interest held, Voting	90.00%	[4]
Huaneng Anhui Mengcheng Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 1,000,000	[4]
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Anshun Comprehensive Energy Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 100,000	[4]
Business nature and scope of operations	Production and supply of electricity, investment, construction and operation of electricity projects	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Shengdong Rudong Offshore Wind Power Co., Ltd. ("Huaneng Shengdong Rudong") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 1,000,000,000	[4]
Business nature and scope of operations	Production and sales of electric power; investment in wind power generation	[4]
Percentage of equity interest held, Interest	79.00%	[4]
Percentage of equity interest held, Voting	79.00%	[4]
Huaneng Zhejiang Cangnan Offshore Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 10,000,000	[4]
Business nature and scope of operations	Production and sales of electric power; investment in wind power generation	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Huaneng Zhejiang Ruian Offshore Wind Power Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held directly	[4]
Registered capital	¥ 10,000,000	[4]
Business nature and scope of operations	Production and sales of electric power; investment in wind power generation	[4]
Percentage of equity interest held, Interest	100.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]
Shengdong Rudong Offshore Wind Power Co., Ltd. ("Shengdong Rudong Offshore Wind Power") [member]
Disclosure of subsidiaries [line items]
Country of incorporation	PRC	[4]
Type of interest held	held indirectly	[4]
Registered capital	¥ 5,000,000	[4]
Business nature and scope of operations	Ancillary project construction of wind farm, wind farm maintenance	[4]
Percentage of equity interest held, Interest	79.00%	[4]
Percentage of equity interest held, Voting	100.00%	[4]

[1]	According to its article of association, the other shareholder who holds the remaining equity interests of Shidongkou Power entrusts the Company to exercise all its voting rights in relation to the operation and financial policies of Shidongkou Power. Accordingly, the Company has control over Shidongkou Power.
[2]	The Company holds 90% interests in Liangjiang Power, and Liangjiang Power holds 60% interests in Huaqing Energy. Therefore, the Company indirectly holds 54% equity interests in Huaqing Energy.
[3]	According to the voting in concert agreement entered into between the Company and another shareholder with 27.39% equity interests in Nanjing Combined Cycle Cogeneration, the shareholder agreed to vote the same in respect of profit distribution decisions made by the Company. According to the voting in concert agreement entered into between the Company and another shareholder with 9.13% equity interests in Nanjing Combined Cycle Cogeneration, the shareholder agreed to vote the same in respect of significant financial and operating decisions made by the Company under the circumstances that their legitimate entitlements are guaranteed. As a result the Company has control over Nanjing Combined Cycle Co-generation.
[4]	These companies were newly established in 2018.
[5]	These companies are subsidiaries of Shandong Power. The Company holds 80% interests in Shandong Power. Thus, the Company indirectly holds 80% interests in these companies through their parent company. Zhanhua New Energy, a wholly-owned subsidiary of Shandong Power, holds 58% equity interests in Zhanhua Photovoltaic Company. Thus, the Company indirectly holds 46.4% equity interests in Zhanhua Photovoltaic Company. Weishan New Energy and Helan New Energy are wholly-owned subsidiaries of Ruyi Coal Power, a 50% owned subsidiary of Shandong Power. As a result, the Company indirectly holds 40% interests in Weishan New Energy and Helan New Energy. Shandong Power directly holds 72% interests in Shandong Fuel Company and Shandong Maintenance Company; meanwhile, Shandong Power indirectly holds a total of 23.68% equity interests in Shandong Fuel Company and Shandong Maintenance Company respectively through its own subsidiaries: Huangtai Power, Linyi Power, Liaocheng Co-generation and Yunhe Power. Thus, the Company indirectly holds 76.55% interests in Shandong Maintenance Company and Shandong Fuel Company respectively. The Company directly holds 44% equity interests in Rizhao Power and Shandong Power directly holds 56% interests in Rizhao Power; Thus, the Company holds 88.8% interests in Rizhao Power. Jiaxiang Power, Qufu Co-generation, Jining Co-generation are wholly-owned subsidiaries of Ruyi Coal Power. Thus, the Company indirectly holds 40% interests in Ruyi Coal Power, Jiaxiang Power, Qufu Co-generation and Jining Co-generation. Shandong Power acquired 15% equity from another shareholder of Laiwu power. As a result, the Company indirectly holds 76% interests in Laiwu power. In according to the voting in concert agreement entered into among the Shandong Power and other equity holders of Laiwu Power, Ruyi Coal Power, Rongcheng New Energy, Liaocheng Co-generation, the other equity holders agreed to vote the same in respect of significant financial and operating decisions made by the Shandong Power. As a result, the Company has control over these companies. According to the voting in concert agreement entered into between Hong Kong Investment and the other shareholder in December 2018, the other shareholder agreed to vote the same in respect of significant financial and operating decisions made by Hong Kong Investment. As a result, the Company has control over Hong Kong Energy and its subsidiaries including Huatai Power and Ruyi Pakistan Energy since 31 December 2018. See Note 41.
[6]	According to the investment cooperation agreement between the Company and another shareholder, Ruzhou Clean Energy has an executive director appointed by the Company. At the same time, the shareholder agreed to withdraw from Ruzhou Clean Energy in compliance with the law within 3 months upon the completion of the project. Therefore, the Company has control over Ruzhou Clean Energy.
[7]	According to the investment cooperation agreement and articles of association signed by Jilin Power and another shareholder, the shareholder enjoys fixed operating income and waives all management rights within a certain operating period. Therefore, the Company has control over Zhenlai Photovoltaic Power.